Stock-Based Compensation (Tables)	6 Months Ended
Jun. 29, 2013
Shares Available for Future Grants Under Option Plan

The following table summarizes the shares available for future grants under the Option Plan (in shares):

Number of shares
Shares available for future grants at December 31, 2012	732,267
Options granted (unaudited)	(1,426,849)
Restricted stock units granted (unaudited)	(507,264)
Options cancelled (unaudited)	74,496
Restricted stock units cancelled (unaudited)	12,999
Additional Authorization (unaudited)	1,666,667
Transferred upon termination (unaudited)	(552,316)

Shares available for future grants at June 29, 2013 (unaudited)	—

Stock Option Activity

The following table summarizes the stock option activity related to shares of common stock under the Company’s Option Plans:

	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
				(in thousands)
Options granted	2,524,492	$7.87
Options cancelled	(106,095)	$6.50
Balance — December 31, 2012	2,418,397	$7.92	9.40	$12,527
Options granted (unaudited)	1,518,515	$10.34
Options exercised (unaudited)	(1,805)	$6.09
Options cancelled (unaudited)	(74,496)	$9.86

Balance — June 29, 2013 (unaudited)	3,860,611	$8.84	9.25	$72,258

Vested and expected to vest — December 31, 2012	1,173,666	$9.34	9.51	$4,428

Exercisable — December 31, 2012	189,459	$10.19	9.61	$559

Vested and expected to vest — June 29, 2013 (unaudited)	3,556,485	$8.78	9.26	$66,783

Exercisable — June 29, 2013 (unaudited)	897,369	$4.66	9.46	$20,551

Stock Options Outstanding and Vested and Exercisable

Additional information regarding the Company’s stock options outstanding and vested and exercisable as of December 31, 2012 and June 29, 2013 (unaudited) is summarized below:

	As of December 31, 2012
	Options Outstanding			Options Vested and Exercisable
Exercise Prices	Number of Stock Options Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price per Share	Shares Subject to Stock Options	Weighted- Average Exercise Price per Share
$6.09	1,593,442	9.27	$6.09	16,662	$6.09
$10.38	279,139	9.62	$10.38	155,340	$10.38
$11.64	258,490	9.47	$11.64	333	$11.64
$12.42	287,326	9.85	$12.42	17,124	$12.42

	2,418,397			189,459

	As of June 29, 2013
	Options Outstanding			Options Vested and Exercisable
Exercise Prices	Number of Stock Options Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price per Share	Shares Subject to Stock Options	Weighted- Average Exercise Price per Share
$0.00	207,740	9.92	$0.00	207,740	$0.00
$0.04	181,833	9.92	$0.04	181,833	$0.04
$0.06	58,776	9.92	$0.06	58,776	$0.06
$6.09	1,562,442	8.77	$6.09	165,953	$6.09
$10.38	272,277	9.13	$10.38	160,722	$10.38
$11.64	251,047	8.87	$11.64	71,980	$11.64
$12.42	276,662	9.35	$12.42	12,668	$12.42
$13.11	524,850	9.67	$13.11	36,636	$13.11
$14.70	331,655	9.84	$14.70	1,061	$14.70
$19.00	193,329	9.94	$19.00	—	$19.00

	3,860,611			897,369

Restricted Stock Units Activity

The following table summarizes the RSU activity under the Company’s Option Plans:

	Number of RSUs Outstanding		Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
					(in thousands)
RSUs granted	149,841		$11.12

Balance — December 31, 2012	149,841		$11.12	1.98	$1,965
RSUs granted (unaudited)	540,598		17.11
RSUs cancelled (unaudited)	(12,999)		13.87

Balance — June 29, 2013 (unaudited)	677,440	*	$15.85	1.67	$18,670

Vested and expected to vest — June 29, 2013 (unaudited)	622,810	*	$15.85	1.61	$17,165

*	Inclusive of 8,666 RSUs with performance-based vesting criteria.

Assumptions used to Estimate Fair Value
The fair value of the option awards and purchase rights granted and the assumptions used in the Black-Scholes option pricing model are summarized as follows:

	Year Ended December 31, 2012	Six Months Ended June 29, 2013
(unaudited)
Stock option awards:
Expected term (in years)	5.00 - 6.08	5.0 - 6.3
Risk-free interest rate	0.91% - 1.28%	0.89% - 1.67%
Expected volatility	62.54% - 65.11%	63.77% - 65.25%
Expected dividend rate	0%	0%
Grant date fair value per award	$5.67 - $9.18	$9.44 - $19.00
ESPP purchase right:
Expected term (in years)	—	0.68 - 2.18
Risk-free interest rate	—	0.08% - 0.20%
Expected volatility	—	53.6% - 63.08%
Expected dividend rate	—	0%
Grant date fair value per share	—	$12.11 - $15.68

Share-Based Compensation Expense

The following table presents the stock-based compensation expense recorded in the Company’s consolidated statement of operations and comprehensive income (loss) for the years ended December 31, 2010, 2011 and 2012, and the six months ended June 30, 2012 and June 29, 2013 (in thousands):

	Year Ended December 31,			Six Months Ended
	2010	2011	2012	June 30, 2012	June 29, 2013
				(unaudited)
Cost of revenue	$1,086	$—	$153	$2	$2,709
Research and development	4,692	8	542	32	6,378
Sales and marketing	2,377	2	893	86	5,692
General and administrative	2,212	2	2,011	516	3,511

Total stock-based compensation expense	$10,367	$12	$3,599	$636	$18,290

Common Units/Stock Reserved for Future Issuance

The Company had the following shares of common units/stock reserved for future issuance (in shares):

	December 31, 2012	June 29, 2013
		(unaudited)
Option Plan:
Common units/stock subject to options outstanding	2,418,397	3,768,945
RSUs outstanding	149,841	644,107
Shares available for future grants	732,267	—
2013 Equity Plan:
Common stock subject to options outstanding	—	91,666
RSUs outstanding	—	33,333
Shares available for future grants	—	3,356,798
ESPP	—	439,422
Convertible preferred units	8,109,847	—

Common units/stock reserved for future issuances	11,410,352	8,334,271